Consolidated Statements of Cash Flow - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Operating
Net loss	$ (29,317,517)	$ (6,897,397)	$ (6,434,112)
Adjustments to reconcile net loss to cash flow from operating activities:
Depreciation	353,115	386,845	421,984
Write-off of mineral properties and deferred exploration costs	22,229,752		124,717
Share based payments	236,000	1,598,883	1,772,663
Accretion on asset retirement obligation	11,261	11,086	10,934
Interest accretion	988,530	819,060	725,696
Foreign exchange	99,780	(14,011)	(384,216)
Shares issued for payment of interest on bullion loans	605,775	425,717	429,426
Loss on shares issued for settlement of debt		522,281	141,108
Loss on settlement of lawsuit		95,241
Gain on sale of property, plant and equipment			(2,030)
Non cash directors' fees			75,200
Other receivables	(360,716)	64,205	(74,619)
Inventory	(7,388)	(7,902)	32,119
Prepaid expenses	(4,427)	(41,753)	79,111
Trade, other payables and accrued liabilities	347,912	686,545	(1,201,470)
Cash used in operating activities	(4,817,923)	(2,351,200)	(4,283,489)
Investing
Mineral properties and deferred exploration costs, net of recoveries	(3,027,380)	(1,305,094)	(1,568,614)
Property, plant and equipment, net of proceeds from sale	(24,169)	(7,076)	13,803
Cash used in investing activities	(3,051,549)	(1,312,170)	(1,554,811)
Financing
Proceeds - private placements	8,937,563		5,589,501
Repayment of loans from related parties			(32,686)
Interest on leases	10,965	11,188	25,872
Proceeds from issuance of convertible loans	1,596,401	1,754,291	1,181,993
Proceeds from issuance of gold bullion loans	287,800	1,312,660
Cash provided by financing activities	10,832,729	3,078,139	6,764,680
Net increase (decrease) in cash	2,963,257	(585,231)	926,380
Cash, beginning of year	426,062	1,011,293	84,913
Cash, end of year	3,389,319	426,062	1,011,293
Non-cash transactions:
Share based payments capitalized to mineral properties			16,497
Shares issued pursuant to RSU plan		188,722	1,040,990
Shares issued for interest on gold loans	699,651	612,900	542,447
Shares issued as financing fee for convertible loans	581,181	234,752	92,805
Shares on conversion of loans	2,781,473	792,381
Exercise of warrants - cashless exercise			$ 1,742,000